SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Property, Plant and Equipment) (Details)	12 Months Ended
Dec. 31, 2022
Buildings and plant
Property, plant and equipment
Estimated useful lives	30 years
Machinery and equipment
Property, plant and equipment
Estimated useful lives	15 years
Furniture, fixtures and equipment | Minimum
Property, plant and equipment
Estimated useful lives	3 years
Furniture, fixtures and equipment | Maximum
Property, plant and equipment
Estimated useful lives	10 years
Motor vehicles
Property, plant and equipment
Estimated useful lives	6 years